State Street SPDR Portfolio SP 500 Growth ETF Expense Example - State Street SPDR Portfolio SP 500 Growth ETF - State Street SPDR Portfolio SP 500 Growth ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51